Preferred shares (Tables)	12 Months Ended
Dec. 31, 2019
Preferred shares
Schedule of movement in the carrying value of the preferred shares

	Series A	Series A+	Series B	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2016	18,856	3,771	6,283	360,000	388,910
Dividends declared	4,602	920	1,534	1,548	8,604
Dividends paid	(4,602)	(920)	(1,534)	(1,548)	(8,604)
Balance as of December 31, 2017	18,856	3,771	6,283	360,000	388,910
Reversal of accretion on Series C preferred shares	—	—	—	(120,000)	(120,000)
Conversion of preferred shares to Class A ordinary shares	(18,856)	(3,771)	(6,283)	(240,000)	(268,910)
Balance as of December 31, 2018 and 2019	—	—	—	—	—
Balance as of December 31, 2018 and 2019 (US$)	—	—	—	—	—